CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (9,259,017)	$ (617,052)	$ (4,399,533)	$ 4,363,591
Net loss from discontinued operations	87,613	539,451	1,796,237	662,621
Net (loss) income from continuing operations	(9,171,404)	(77,601)	(2,603,296)	5,026,212
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	263,574	311,970	508,354	521,925
Provision for doubtful accounts	7,647,728	1,260,451	1,488,629	743,986
Stock compensation expense	212,198	741,471	930,223	0
Impairment of long-lived assets	1,003,641	318,357
Late payment penalty expense			500,000	0
Amortization of operating lease right-of-use assets	123,177	8,816	73,346	0
Amortization of convertible debenture issuance cost and discount	124,730	60,148	357,853	0
Deferred tax benefit	(436,955)	0	(166,673)	213,649
Change in operating assets and liabilities
Accounts receivable	(29,808,203)	(5,921,092)	2,615,184	(16,864,582)
Accounts receivable - related party			0	0
Other receivables	(16,319)	(118,207)	52,333	(157,440)
Inventories	(128,302)	(648,778)	318,478	2,647
Prepayments	2,591,386	(528,767)	(5,556,930)	93,508
Security deposits	0	(271,924)	1,388,179	(1,476,090)
Loan receivables - interest			0	727,338
Accounts payable	3,955,154	2,326,115	(4,206,084)	5,852,139
Customer deposits	10,278,252	(25,047)	(3,329,873)	73,946
Customer deposits - related party	0	(28,950)	(1,421)	(723)
Other payables and accrued liabilities	1,927,037	396,810	1,564,210	165,216
Operating lease liabilities	(13,283)	(5,457)	(45,716)	0
Taxes payable	516,293	64,918	452,831	35,087
Net cash used in operating activities from continuing operations	(10,931,296)	(2,136,767)	(5,660,373)	(5,043,182)
Net cash used in operating activities from discontinued operations	(131,872)	(550,042)	(251,646)	(224,079)
Net cash used in operating activities	(11,063,168)	(2,686,809)	(5,912,019)	(5,267,261)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	0	(35,906)	(700,399)	(20,635)
Loan to third party	0	(199,116)
Loan to third party			0	1,171,945
Cash received from acquisition of JMC			859,461	0
Net cash provided by (used in) investing activities from continuing operations	0	(235,022)	159,062	1,151,310
Net cash provided by investing activities from discontinued operations	0	0	0	42,234
Net cash provided by (used in) investing activities	0	(235,022)	159,062	1,193,544
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments from other receivables - related parties, net			0	741
Proceeds from (Repayments of) other payables - related parties, net	473,164	(1,280,273)	(2,028,451)	701,245
Proceeds from issuance of ordinary shares through private placements	8,992,165	0	0	200,000
Proceeds from issuance of ordinary shares through initial public offering, net			0	4,395,634
Proceeds from issuance of ordinary shares with redemption rights			0	0
Proceeds from short-term loans - banks			469,288	4,535,428
Repayments of short-term loans - banks	(1,624,987)	(711,037)	(1,137,574)	(4,755,264)
Proceeds from short-term loans - third parties	521,402	735,445	770,906	1,174,453
Repayments of short-term loans - third parties	(482,208)	(1,124,724)	(1,638,334)	(322,285)
Proceeds from short-term loans - related parties			0	331,075
Proceeds from long-term loan - banks			0	923,830
Repayments of short-team loans - related parties	0	(76,802)
Repayments of long-term loan - banks	0	(18,422)	(64,619)	(1,004,659)
Proceeds from long-term loans - third parties	256,925	504,903
Proceeds from long-term loans - third parties			2,040,691	0
Repayment of long -term loans - Third Parties			(2,844)	0
Proceeds from long-term loans - related parties	0	358,410	472,132	0
Repayments of long-term loans - related parties			(76,793)	0
Repayment of note payable			0	0
Proceeds from convertiable debentures, net of issuance costs	1,300,000	3,830,000	5,480,000	0
Changes in security deposits	99,715	9,819	(15,069)	648,828
Net cash provided by financing activities from continuing operations	9,536,176	2,227,319	4,269,333	6,829,026
Net cash used in financing activities from discontinued operations	(85,894)	(179,106)	(192,325)	(178,500)
Net cash provided by financing activities	9,450,282	2,048,213	4,077,008	6,650,526
EFFECT OF EXCHANGE RATE ON CASH			(4,296)	320,103
EFFECT OF EXCHANGE RATE ON CASH	239,306	(84,116)
CHANGES IN CASH	(1,373,580)	(957,734)	(1,680,245)	2,896,912
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	1,535,760	3,216,005	3,216,005
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	162,180	2,258,271	1,535,760	3,216,005
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS	1,969	3,611
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	160,211	2,254,660	1,535,760	3,216,005
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	0	0	0	0
Cash paid for interest	419,190	241,813	488,360	823,551
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Other receivable - related party offset with other payable - related party upon execution of the tri-party offset agreement			1,195,585	439,479
Issuance of ordinary shares with redemption rights of mezzanine equity			0	1,800,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	11,315	1,314,991	3,240,920	0
Conversion of convertible debenture into ordinary shares	3,347,095	$ 0	857,165	0
Reconciliation of cash, cash equivalents and restricted cash reported within the balance sheets
Cash and cash equivalents	124,231		1,533,237	$ 3,196,990
Restricted Cash, Current	35,980		0
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 160,211		$ 1,533,237